Pension And OPEB Plans (Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions) (Details)	12 Months Ended
Dec. 31, 2017
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.48% [1]
Pension Plan [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.33%
Pension Plan [Member] | US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.40%
Pension Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.60%
Pension Plan [Member] | Credit Strategies [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.03%
Pension Plan [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.20%
Pension Plan [Member] | Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.36%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.20%
OPEB Plan [Member] | 401(h) Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.51%
OPEB Plan [Member] | Life Insurance VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.13%
OPEB Plan [Member] | Union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.13%
OPEB Plan [Member] | Non-union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	2.60%
OPEB Plan [Member] | Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.78%

[1]	The 2018 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.36%